Improvements to concession assets (Tables)	12 Months Ended
Dec. 31, 2021
Disclosure Of Service Concession Arrangements [Abstract]
Summary of Improvements to Concession Assets

As of December 31, 2019, 2020 and 2021, the improvements to concession assets are comprised as follows:

	Balance as of January 1, 2019		Additions		Divestitures		Transfers		Currency translation effect		Balance as of December 31, 2019
Investment:
Improvements to concession assets	Ps.	13,441,649	Ps.	760,726	Ps.	(21,977)	Ps.	2,804,400	Ps.	(141,702)	Ps.	16,843,096
Construction in-progress		2,382,118		1,218,757		—		(2,804,400)		(14,470)		782,005
Total investment		15,823,767		1,979,483		(21,977)		—		(156,172)		17,625,101
Accumulated amortization		(4,840,907)		(784,680)		21,977		—		41,892		(5,561,718)
Net amounts	Ps.	10,982,860	Ps.	1,194,803	Ps.	-	Ps.	—	Ps.	(114,280)	Ps.	12,063,383

	Balance as of January 1, 2020		Additions		Divestitures		Transfers		Currency translation effect		Balance as of December 31, 2020
Investment:
Improvements to concession assets	Ps.	16,843,096	Ps.	321,758	Ps.	—	Ps.	259,621	Ps.	202,739	Ps.	17,627,214
Construction in-progress		782,005		2,153,038		—		(259,621)		9,207		2,684,629
Total investment		17,625,101		2,474,796		—		—		211,946		20,311,843
Accumulated amortization		(5,561,718)		(939,336)		—		—		(46,949)		(6,548,003)
Net amounts	Ps.	12,063,383	Ps.	1,535,460	Ps.	—	Ps.	—	Ps.	164,997	Ps.	13,763,840

	Balance as of January 1, 2021		Additions		Divestitures		Transfers		Currency translation effect		Balance as of December 31, 2021
Investment:
Improvements to concession assets	Ps.	17,627,214	Ps.	379,965	Ps.	(24,144)	Ps.	928,723	Ps.	120,768	Ps.	19,032,526
Construction in-progress		2,684,629		3,586,390		—		(928,723)		10,282		5,352,578
Total investment		20,311,843		3,966,355		(24,144)		—		131,050		24,385,104
Accumulated amortization		(6,548,003)		(945,086)		13,837		—		(48,000)		(7,527,252)
Net amounts	Ps.	13,763,840	Ps.	3,021,269	Ps.	(10,307)	Ps.	—	Ps.	83,050	Ps.	16,857,852

Summary of the Net Amounts of Improvements to Concession Assets

As of December 31, 2019, 2020 and 2021, the net amounts of improvements to concession assets are:

	Total balance as of
	December 31, 2019		December 31, 2020		December 31, 2021
Net amounts:
Improvements to concession assets	Ps.	11,281,378	Ps.	11,079,211	Ps.	11,505,274
Construction in-progress		782,005		2,684,629		5,352,578
Total amounts	Ps.	12,063,383	Ps.	13,763,840	Ps.	16,857,852